Intangibles Assets and Goodwill - Summary of Carrying Amount of Intangible Assets, Goodwill and Accumulated Depreciation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	€ 5,892	€ 5,837
Ending balance	6,021	5,892
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	47,585	46,668
Additions	913	880
Disposals		(45)
Effect of translation adjustments	127	82
Ending balance	48,625	47,585
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(41,693)	(40,831)
Amortisation	(917)	(910)
Disposals		43
Effect of translation adjustments	6	5
Ending balance	(42,604)	(41,693)
Trademark patents and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	312	317
Ending balance	452	312
Trademark patents and other [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	14,021	13,896
Additions	66	169
Disposals		(3)
Effect of translation adjustments	(1)	(41)
Ending balance	14,086	14,021
Trademark patents and other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(13,709)	(13,579)
Amortisation	(150)	(158)
Disposals		1
Effect of translation adjustments	225	27
Ending balance	(13,634)	(13,709)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,633	1,674
Ending balance	1,501	1,633
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29,617	28,926
Additions	847	711
Disposals		(42)
Effect of translation adjustments	7	22
Ending balance	30,471	29,617
Software [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(27,984)	(27,252)
Amortisation	(767)	(752)
Disposals		42
Effect of translation adjustments	(219)	(22)
Ending balance	(28,970)	(27,984)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,947	3,846
Ending balance	4,068	3,947
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,947	3,846
Effect of translation adjustments	121	101
Ending balance	€ 4,068	€ 3,947